As filed with the Securities and Exchange Commission on September 10, 2012

Registration No. 333-177584

811-22622

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 2

and

REGISTRATION STATEMENT

UNDER THE

INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 3

SEPARATE ACCOUNT VA M

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith, Esq.

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on May 1, 2012 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Registrant is filing this post-effective amendment (the “Amendment”) for the sole purpose of adding a supplement to the prospectus dated May 1, 2012 for the Transamerica Income EliteSM Variable Annuity policy included in the Registration Statement. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein. For avoidance of doubt, the Parts A and B included in Post-Effective Amendment No. 1 to the Registration Statement 333-177584 and 811-22622 are hereby incorporated by reference to the extent required by applicable law.

The Registration also incorporates by reference the Prospectus that was filed with the Commission on May 1, 2012, pursuant to Rule 497 under the Securities Act of 1933.

INCOME ELITESM VARIABLE ANNUITY

Issued by

Transamerica Life Insurance Company

Supplement Dated September 10, 2012

to the

Prospectus dated May 1, 2012

Effective on or about September 17, 2012, the following investment choices are generally available to policies:

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
TA Legg Mason Dynamic Allocation – Balanced – Service Class	Transamerica Legg Mason Dynamic Allocation – Balanced VP – Service Class	Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income
TA Legg Mason Dynamic Allocation – Growth – Service Class	Transamerica Legg Mason Dynamic Allocation – Growth VP – Service Class	Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income
TA Market Participation Strategy – Service Class	Transamerica Market Participation Strategy VP – Service Class	Quantitative Management Associates, LLC
Investment Objective: Seeks Capital Appreciation

Please note:

•

The TA Legg Mason Dynamic Allocation – Balanced – Service Class and TA Market Participation Strategy – Service Class subaccounts have been added as a Designated Investment Choice under the Retirement Income MaxSM Rider.

•	This investment choice may vary for certain policies and may not be available for all policies.

The following hereby replaces the corresponding section of the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES:

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2011 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.68%
Highest Gross	1.52%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2011, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the Return of Premium Death Benefit, and Retirement Income MaxSM Rider options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

This Prospectus Supplement must be accompanied

by the Prospectus for the

Income EliteSM Variable Annuity dated May 1, 2012

Expense Examples:

If the policy is surrendered at the end of the applicable time period:

1 Year	$350
3 Years	$1080
5 Years	$1851
10 Years	$3980

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:

1 Year	$350
3 Years	$1080
5 Years	$1851
10 Years	$3980

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.

Effective on or about September 17, 2012, the following subaccounts were restructured and renamed:

Current Name:	New Name:
TA Hanlon Balanced – Service Class	TA PIMCO Tactical – Balanced – Service Class
TA Hanlon Growth – Service Class	TA PIMCO Tactical – Growth – Service Class
TA Hanlon Growth and Income – Service Class	TA PIMCO Tactical – Conservative – Service Class

Accordingly, the following hereby amends the Appendix – Portfolios Associated with the Subaccounts:

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
TA PIMCO Tactical - Balanced – Service Class	Transamerica PIMCO Tactical - Balanced VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income
TA PIMCO Tactical - Growth – Service Class	Transamerica PIMCO Tactical - Growth VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income
TA PIMCO Tactical - Conservative – Service Class	Transamerica PIMCO Tactical - Conservative VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income

Please note:

•

The TA PIMCO Tactical – Balanced – Service Class and TA PIMCO Tactical – Conservative – Service Class subaccounts have been added as a Designated Investment Choice under the Retirement Income MaxSM Rider.

2

PART C OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a)	Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Separate Account. Note 16

	(2)		Not Applicable.

	(3)	(a)	Amended and restated Principal Underwriting Agreement by and between Transamerica Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and Transamerica Capital, Inc. Note 1

		(b)	Form of Broker/Dealer and Sales Agreement. Note 15

	(4)	(a)	Form of Policy. Note 15

		(b)	Form of Death Benefit Rider (Return of Premium). Note 15

		(c)	Form of Policy Rider (Retirement Income Max). Note 13

	(5)	(a)	Form of Application. Note 16

	(6)	(a)	Articles of Incorporation of Transamerica Life Insurance Company. Note 2

		(b)	By-Laws of Transamerica Life Insurance Company. Note 2

	(7)		Reinsurance Agreements. Not Applicable

	(8)	(a)	Participation Agreement (TST). Note 3

		(a)(1)	Amendment No. 17 to Participation Agreement (TST). Note 4

		(a)(2)	Amendment No. 20 to Participation Agreement (TST). Note 5

		(a)(3)	Amendment No. 31 to Participation Agreement (TST). Note 6

		(a)(4)	Amendment No. 32 to Participation Agreement (TST). Note 7

		(a)(5)	Amendment No. 36 to Participation Agreement (TST). Note 8

		(a)(6)	Amendment No. 40 to Participation Agreement (TST). Note 9

		(a)(7)	Amendment No. 41 to Participation Agreement (TST). Note 10

		(a)(8)	Amendment No. 42 to Participation Agreement (TST). Note 11

		(a)(9)	Amendment No. 43 to Participation Agreement (TST). Note 12

		(a)(10)	Amendment No. 44 to Participation Agreement (TST). Note 13

		(a)(11)	Amendment No. 45 to Participation Agreement (TST). Note 14

		(a)(12)	Amendment No. 46 to Participation Agreement (TST). Note 16

		(a)(13)	Amendment No. 47 to Participation Agreement (TST). Note 18

		(a)(14)	Amendment No. 48 to Participation Agreement (TST). Note 19.

	(9)	(a)	Opinion and Consent of Counsel. Note 17

		(b)	Consent of Counsel. Note 17

	(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 17

	(11)		Not applicable.

	(12)		Not applicable.

	(13)		Powers of Attorney. (Arthur C. Schneider, Brenda K.Clancy, Craig D. Vermie, Karen R. Wright, Eric J. Martin, Mark W. Mullin) Note 19.

Note 1.	Incorporated herein by reference to Post-Effective Amendment No. 50 to form N-4 Registration Statement (File No. 33- 33085) filed on February 15, 2011.

Note 2.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-169445) on September 17, 2010.

Note 3.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No.333- 26209) on April 29, 1998.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33- 83560) filed on April 27, 2001.

Note 5.	Incorporated herein by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 33- 83560) filed on April 30, 2004.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No.333- 109580) filed on January 7, 2005.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 20 to Form N-4 Registration Statement (File No.33- 83560) filed on April 29, 2005.

Note 8.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement (File No.333-149336) filed on May 22, 2008.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 2 to N-4 Registration Statement (File No. 333-149336) filed on April 30, 2009.

Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No.333- 149336) on November 19, 2009

Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No.333- 149336) filed on April 27, 2010.

Note 12.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-169445) filed On September 17, 2010.

Note 13.	Incorporated herein by reference to Post-Effective Amendment No. 51 to Form N-4 Registration Statement (File No. 33-33085) filed on April 25, 2011.

Note 14.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-173285) filed on June 8, 2011.

Note 15.	Filed with Initial filing of Form N-4 Registration Statement (File No. 333-177584) filed on October 28, 2011.

Note 16.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-177584) filed on January 13, 2012.

Note 17.	Filed with Post Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-177584) filed on April 25, 2012.

Note 18.	Incorporated herein by reference to Post-Effective Amendment No. 55 to Form N-4 Registration Statement (File No. 33-33085) filed on June 22, 2012.

Note 19.	Filed herewith.

Item 25. Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and President

Mark W. Mullin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Chairman of the Board

Karen R. Wright 400 West Market St. Louisville, KY 40202	Treasurer and Vice President

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President, Secretary and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President and Chief Tax Officer

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Senior Vice President and Corporate Controller

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	AEGON USA Realty Advisors, LLC is the non-owner Manager	Real estate investments

239 West 20th Street, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Real estate investments

313 East 95th Street, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Real estate investments

319 East 95th Street, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Real estate investments

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	AEGON Canada Holding B.V. owns 168,250,001 shares of Common Stock; 1,500 shares of Series III Preferred stock; 2 shares of Series II Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B - Series I Preferred stock.	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans

AEGON Core Mortgage Fund, LP	Delaware	General Partner - AEGON-CMF GP, LLC	Investment in mortgages

AEGON Direct & Affinity Marketing Services Limited	Hong Kong	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	97% Transamerica International Direct Marketing Consultants, LLC; remaining 3% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (91.4675%) ; Monumental Life Insurance Company (8.5325%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services

Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark Consulting, LLC	Insurance agency

Clark, LLC	Delaware	Sole Member - Diverisified Investment Advisors, Inc.	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGONUSA, LLC	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Diversified Retirement Corporation	Delaware	100% AUSA Holding Company	Registered investment advisor

Erfahrungsschatz GmbH	Germany	100% Cornerstone International Holdings, Ltd.	Marketing/membership

FD TLIC, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production

FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Real estate investments

Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments XXVI, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable Housing I LLC (1%)	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Brank and Trust Company (18.1714%)	Investments

Garnet LIHTC Fund XXVIII, LLC	Delaware	Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)	Real estate investments

Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments

Garnet LIHTC Fund XXX, LLC	Delaware	Managing Member - Garnet Community Investments XXX, LLC	Investments

Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable Housing I, LLC (1%)	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	In the process of being dissolved

Intersecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

IWA Commercial Venture, LLC	Georgia	Sole Member - Investors Waranty of America, Inc.	Maintain property tax abatement

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental Financial Services, Inc.	Maryland	100% AEGON USA, LLC	DBA in the State of West Viriginia for United Financial Services, Inc.

Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator

Monumental Life Insurance Company	Iowa	87.72% Commonwealth General Corporation; 12.28% AEGON USA, LLC	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance

Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

PSL Acquisitions, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Aquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed read estate.

PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.96%); Monumental Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TAHP Fund 1, LLC	Delaware	Sole Member - Monumental Life Insurance Company	Real estate investments

TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit

TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estatement investments

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

THH Acquisitions, LLC	Iowa	Sole Member - Investors Waranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.

TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

Tradition Development Company, LLC	Florida	Sole Member – PSL Acquisitions Operating, LLC	Development company

Tradition Irrigation Company, LLC	Florida	Sole Member – PSL Acquisitions Operating, LLC	Irrigation company

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

Transamerica Advisors Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding Company	Special purpose subsidiary

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Direct Marketing Consultants Private Limited	India	100% AEGON DMS Holding B.V.	Marketing consultant

Transamerica Distribution Finance – Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Advisors, Inc.	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Monumental Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Monumental Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments

Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits, LLC	Iowa	100% AUSA Holding Co.	Third party administrator

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Yarra Rapids, LLC	Delaware	Yarra Rapids Management, LLC is the non-owner Manager	Real estate investments

Yarra Rapids Management, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Company organized for the intention of real estate investments but no business at this time

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contract Owners

As of July 31, 2012, there were 5 Contract owners.

Item 28. Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA M, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA EE, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA N, Separate Account VA BNY, Separate Account VA HNY, Separate Account VA PP, Separate Account VA QNY, Separate Account VA QQ, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Thomas A. Swank	(1)	Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

David W. Hopewell	(1)	Director

David R. Paulsen	(2)	Director, Chief Executive Officer and Chief Sales Officer

Blake S. Bostwick	(2)	Chief Marketing Officer and Chief Operations Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Vice President

Elizabeth Belanger	(4)	Assistant Vice President

Margaret A. Cullem-Fiore	(5)	Assistant Vice President

Dennis P. Gallagher	(5)	Assistant Vice President

Shelley A. Mossman	(1)	Assistant Vice President

Christy Post-Rissin	(5)	Assistant Vice President

Brenda L. Smith	(5)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Lisa Wachendorf	(1)	Assistant Vice President

Arthur D. Woods	(5)	Assistant Vice President

Carrie N. Powicki	(2)	Secretary

Karen R. Wright	(3)	Treasurer

Karen D. Heburn	(5)	Vice President

Wesley J. Hodgson	(2)	Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	100 Light Street, Floor B1, Baltimore, MD 21202
(4)	440 Mamaroneck Avenue, Harrison, NY 10528
(5)	570 Carillon Parkway, St. Petersburg, FL 33716

Item 29. Principal Underwriters

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	0	0	0	0
(1)	Fiscal Year 2011

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31. Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32. Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Life Insurance Company at the address or phone number listed in the Prospectus.

(d)	Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 6th day of September, 2012.

SEPARATE ACCOUNT VA M

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Brenda K. Clancy President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director and Chairman of	, 2012
Mark W. Mullin	the Board

*	Director, Senior Vice	, 2012
Craig D. Vermie	President, Secretary and General Counsel

*	Director, Senior Vice	, 2012
Arthur C. Schneider	President and Chief Tax Officer

*	Senior Vice President and	, 2012
Eric J. Martin	Corporate Controller

*	Director and President	, 2012
Brenda K. Clancy

*	Treasurer and Vice	, 2012
Karen R. Wright	President

/s/Darin D. Smith Darin D. Smith	Assistant Secretary and Managing Assistant General Counsel	September 6, 2012

*By: Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No.

333 - 177584

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

TRANSAMERICA INCOME ELITESM VARIABLE ANNUITY

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

8(a)(14)	Amendment No. 48 to Participation Agreement (TST)
13	Powers of Attorney

* Page numbers included only in manually executed original.